Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Summary of Carrying Value of Assets and Liabilities Held for Sale

The following table summarizes the carrying value of assets and liabilities held for sale which was primarily relative to the SP business:

2016
Trade accounts receivable, net	3
Other assets	28
Inventories, net	208
Property, plant and equipment, net	396
Identified intangible assets, net	133
Goodwill	336

Assets held for sale	1,104
Trade accounts payable	(110)
Accrued and other liabilities	(88)

Liabilities held for sale	(198)